UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22143

WALTHAUSEN FUNDS

(Exact name of registrant as specified in charter)

        2691 Route 9, Suite 102, Malta, NY 12020

(Address of principal executive offices)

              (Zip code)

John B. Walthausen

Walthausen Funds

2691 Route 9, Suite 102, Malta, NY 12020

(Name and address of agent for service)

Registrant’s telephone number, including area code: (518) 348-7217

Date of fiscal year end: January 31

Date of reporting period: April 30, 2016

Item 1. Schedules of Investments

Walthausen Small Cap Value Fund

		Schedule of Investments
		April 30, 2016 (Unaudited)

Shares		Fair Value	% of Net Assets

COMMON STOCKS

Agricultural Chemicals
499,869	American Vanguard Corporation	$ 8,272,832	1.53%

Air Transportation, Nonscheduled
264,562	Era Group Inc. *	2,521,276	0.47%

Air-Condition & Warm Air Heating Equipment & Commercial &
Industrial Refrigeration Equipment
162,500	AAON Inc.	4,309,500	0.80%

Aircraft & Parts
122,250	AAR Corp.	2,938,890	0.54%

Chemicals & Allied Products
413,040	GCP Applied Technologies Inc. *	9,140,575	1.69%

Construction Machinery & Equipment
342,408	Columbus McKinnon Corporation	5,653,156	1.04%

Electronic Components & Accessories
660,525	Vishay Intertechnology Inc.	8,031,984	1.48%

Engines & Turbines
330,530	Briggs & Stratton Corporation	6,997,320	1.29%

Fabricated Plate Work (Boiler Shops)
145,383	Chart Industries, Inc. *	3,742,158
257,041	Global Power Equipment Group Inc.	593,765
		4,335,923	0.80%

Fire, Marine & Casualty Insurance
218,313	Horace Mann Educators Corporation	6,789,534
93,070	The Navigators Group, Inc. *	7,688,513
		14,478,047	2.67%

General Building Contractors - Nonresidential Buildings
515,190	Tutor Perini Corporation *	8,150,306	1.50%

Gold & Silver Ores
1,452,070	Nevsun Resources Ltd. (Canada)	5,430,742	1.00%

Greeting Cards
221,513	CSS Industries Inc.	6,193,503	1.14%

Heavy Construction Other Than Building Construction - Contractors
1,574,364	Great Lakes Dredge & Dock Corporation *	7,194,843	1.33%

Industrial Trucks, Tractors, Trailers & Stackers
39,288	Hyster-Yale Materials Handling, Inc.	2,406,390	0.44%

Instruments for Measuring & Testing of Electricity & Electric Signals
143,091	Allied Motion Technologies, Inc.	3,083,611	0.57%

Life Insurance
152,669	Primerica, Inc.	7,566,276	1.40%

Machine Tools, Metal Cutting Types
100,000	Hardinge Inc.	1,300,000	0.24%

Metal Forgings & Stampings
304,919	Materion Corp.	8,839,602	1.63%

Millwood, Veneer, Plywood, & Structural Wood Members
718,610	Ply Gem Holdings, Inc. *	10,527,637	1.94%

Mining & Quarrying of Nonmetallic Minerals (No Fuels)
89,530	Ciner Resources LP	2,650,088	0.49%

Miscellaneous Business Credit Institution
1,764,950	Intrepid Potash, Inc. *	2,259,136	0.42%

Miscellaneous Fabricated Metal Products
1,219,130	Mueller Water Products, Inc. Series A	13,105,647	2.42%

Motor Homes
123,060	Winnebago Industries, Inc.	2,663,019	0.49%

Motor Vehicle Parts & Accessories
306,735	Horizon Global Corporation *	3,763,638
518,515	Superior Industries International, Inc.	13,543,612
		17,307,250	3.20%

National Commercial Banks
155,248	City Holding Company	7,625,782
179,370	Community Bank System Inc.	7,097,671
455,820	First Financial Bancorp	8,888,490
260,120	WSFS Financial Corporation	8,880,497
		32,492,440	6.00%

Office Furniture (No Wood)
560,510	Steelcase Inc. Class A	8,553,383	1.58%

Operative Builders
501,530	M/I Homes, Inc. *	10,080,753	1.86%

Paints, Varnishes, Lacquers, Enamels & Allied Products
839,310	Ferro Corporation *	10,692,809	1.97%

Pharmaceutical Preparations
164,654	Cambrex Corporation *	7,942,909	1.47%

Plastics, Materials, Synth Resins & Nonvulcan Elastomers
161,670	Rogers Corporation *	9,273,391	1.71%

Printed Circuit Boards
230,299	Kimball Electronics, Inc. *	2,519,471	0.47%

Pulp Mills
110,344	Mercer International Inc. (Canada)	926,890	0.17%

Pumps & Pumping Equipment
108,310	Ampco-Pittsburgh Corporation	2,067,638	0.38%

Railroad Equipment
299,510	Freightcar America, Inc.	5,136,596
171,650	The Greenbrier Companies, Inc.	5,147,783
		10,284,379	1.90%

Real Estate Agents & Managers (For Others)
637,670	Interval Leisure Group, Inc.	9,003,900	1.66%

Refrigeration & Service Industries
39,931	Standex International Corp.	3,062,308	0.57%

Retail - Auto Dealers & Gasoline Stations
291,383	West Marine, Inc. *	2,919,658	0.54%

Retail - Eating Places
72,829	J. Alexander’s Holdings, Inc. *	750,139	0.14%

Retail - Miscellaneous Retail
271,602	Suburban Propane Partners L.P.	8,199,664	1.51%

Retail - Variety Stores
207,170	Big Lots, Inc.	9,500,816	1.75%

Sanitary Services
75,382	Heritage-Crystal Clean, Inc. *	783,973	0.14%

Savings Institution, Federally Chartered
429,865	Dime Community Bancshares, Inc.	7,784,855	1.44%

Semiconductors & Related Devices
885,830	Amkor Technology, Inc. *	5,058,089	0.93%

Services - Business Services, NEC
993,548	Lionbridge Technologies, Inc. *	4,957,804	0.92%

Services - Computer Integrated Systems Design
286,850	Convergys Corporation	7,601,525
96,150	VASCO Data Security International, Inc. *	1,666,280
		9,267,805	1.71%

Services - Educational Services
179,820	American Public Education, Inc. *	4,164,631
175,450	Capella Education Company	9,704,140
		13,868,771	2.56%

Services - Equipment Rental & Leasing, NEC
359,270	McGrath RentCorp	8,759,003	1.62%

Services - Home Health Care Services
251,346	Addus HomeCare Corporation *	4,649,901
236,560	LHC Group, Inc. *	9,542,830
		14,192,731	2.63%

Services - Mailing, Reproduction, Commercial Art & Photography
292,305	ARC Document Solutions, Inc. *	1,204,297	0.22%

Services - Miscellaneous Amusement & Recreation
534,980	SeaWorld Entertainment, Inc.	10,662,151	1.97%

Services - Nursing & Personal Care Facilities
837,618	Kindred Healthcare, Inc.	12,363,242	2.28%

Soap, Detergents, Cleaning Preparations, Perfumes, Cosmetics
158,060	Stepan Company	9,687,497	1.79%

Special Industry Machinery, NEC
239,690	Amtech Systems, Inc. *	1,498,063	0.28%

State Commercial Banks
235,540	Bryn Mawr Bank Corp.	6,694,047
435,540	CVB Financial Corp.	7,482,577
140,497	Eagle Bancorp, Inc. *	7,123,198
163,080	Great Southern Bancorp, Inc.	6,174,209
178,610	Lakeland Financial Corporation	8,446,467
314,200	Southside Bancshares, Inc.	9,177,782
141,020	Stock Yards Bancorp, Inc.	5,702,849
274,130	TriCo Bancshares	7,379,580
1,182,356	TrustCo Bank Corp NY	7,578,902
361,480	Wilshire Bancorp, Inc.	3,893,140
		69,652,751	12.86%

Surety Insurance
1,414,070	NMI Holdings, Inc. - Class A *	8,894,500	1.64%

Textile Mill Products
211,590	Lydall Inc. *	7,784,396
359,818	Unifi, Inc. *	9,268,911
		17,053,307	3.15%

Title Insurance
663,840	Fidelity National Financial Ventures *	7,149,557	1.32%

Truck & Bus Bodies
114,011	Miller Industries, Inc.	2,423,874	0.45%

Water Supply
134,072	SJW Corp.	4,613,417	0.85%

Wholesale - Beer, Wine & Distilled Alcoholic Beverages
226,490	MGP Ingredients, Inc.	5,983,866	1.10%

Wholesale - Durable Goods
15,000	School Specialty, Inc. * **	1,500,000	0.28%

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies
458,970	Houston Wire & Cable Company	3,355,071	0.62%

Wood Household Furniture, (No Upholstered)
294,382	Bassett Furniture Industries Inc.	8,687,213	1.60%

Total for Common Stocks (Cost $471,024,906)		$ 523,029,938	96.56%

MONEY MARKET FUNDS
19,132,790	Fidelity Institutional Money Market Government Portfolio -
	Class I 0.23% ***	$ 19,132,790	3.53%
(Cost $19,132,790)

Total Investment Securities		542,162,728	100.09%
	(Cost $490,157,696)

Liabilities in Excess of Other Assets		(487,053)	-0.09%

Net Assets		$ 541,675,675	100.00%

* Non-Income Producing Securities.
** Level 2 Security.
*** The Yield Rate shown represents the 7-day yield at April 30, 2016.

See accompanying notes to Schedules of Investments

Walthausen Select Value Fund

		Schedule of Investments
		April 30, 2016 (Unaudited)

Shares		Fair Value	% of Net Assets

COMMON STOCKS

Accident & Health Insurance
28,110	Assurant, Inc.	$ 2,377,263	2.40%

Air Transportation, Nonscheduled
55,550	Air Methods Corporation *	2,054,239	2.08%

Blankbooks, Looseleaf Binders & Bookbinding & Related Work
46,650	Deluxe Corporation	2,928,687	2.96%

Chemical & Allied Products
125,390	GCP Applied Technologies Inc. *	2,774,881	2.81%

Construction - Special Trade Contractors
63,880	Chicago Bridge & Iron Company N.V. (Netherlands)	2,571,170	2.60%

Converted Paper & Paperboard Products (No Containers/Boxes)
34,420	Avery Dennison Corp.	2,499,236	2.53%

Electrical Work
44,540	EMCOR Group, Inc.	2,159,299	2.18%

Electronic Components & Accessories
177,040	Vishay Intertechnology Inc.	2,152,806	2.18%

Fire, Marine & Casualty Insurance
30,820	American Financial Group	2,129,970
71,190	Horace Mann Educators Corporation	2,214,009
		4,343,979	4.39%

Hazardous Waste Management
50,430	Clean Harbors, Inc. *	2,491,242	2.52%

Household Furniture
103,940	La-Z-Boy Incorporated	2,688,928	2.72%

Hospital & Medical Service Plans
39,180	Molina Healthcare, Inc. *	2,027,957	2.05%

Life Insurance
54,660	Primerica, Inc.	2,708,950	2.74%

Office Machines, NEC
113,000	Pitney Bowes Inc.	2,369,610	2.40%

Operative Builders
101,170	M.D.C. Holdings, Inc.	2,489,794	2.52%

Plastic Materials, Synth Resin
67,890	PolyOne Corporation	2,442,682	2.47%

Plastics Products, NEC
34,930	AptarGroup, Inc.	2,654,680	2.69%

Pumps & Pumping Equipment
64,630	ITT Corporation	2,479,853	2.51%

Railroad Equipment
137,265	Trinity Industries, Inc.	2,678,040	2.71%

Retail - Food Stores
77,720	GNC Holdings, Inc. Class A	1,893,259	1.92%

Retail - Variety Stores
55,020	Big Lots, Inc.	2,523,217	2.55%

Services - Computer Processing & Data Preparation
20,210	DST Systems, Inc.	2,438,943	2.47%

Services - Equipment Rental & Leasing, NEC
96,290	McGrath RentCorp	2,347,550	2.37%

Services - Hospitals
72,300	HealthSouth Corp.	2,997,558	3.03%

Services - Miscellaneous Amusement & Recreation
112,190	SeaWorld Entertainment, Inc.	2,235,947	2.26%

Services - Nursing & Personal Care Facilities
215,780	Kindred Healthcare, Inc.	3,184,913	3.22%

Services - Personal Services
19,650	UniFirst Corporation	2,129,667	2.15%

State Commercial Banks
35,180	Bank of Hawaii Corporation	2,406,664
51,489	Commerce Bancshares, Inc.	2,410,715
50,210	Eagle Bancorp, Inc. *	2,545,647
49,870	Independent Bank Corp.	2,345,386
50,310	PrivateBancorp, Inc.	2,093,399
15,800	Signature Bank Corp. *	2,177,714
		13,979,525	14.15%

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens)
139,810	Commercial Metals Company	2,505,395	2.53%

Surety Insurance
106,760	Essent Group Ltd. *	2,180,039	2.21%

Transportation Services
61,260	GATX Corporation	2,814,285	2.85%

Water Transportation
41,900	Kirby Corporation *	2,674,058	2.70%

Wholesale - Electronic Parts & Equipment, NEC
48,370	Avnet, Inc.	1,988,974	2.01%

Total for Common Stocks (Cost $89,711,267)		$ 94,786,626	95.88%

REAL ESTATE INVESTMENT TRUSTS
112,625	OUTFRONT Media Inc.	2,442,836	2.47%
(Cost $3,091,410)

MONEY MARKET FUNDS
1,604,030	Fidelity Institutional Money Market Government Portfolio -
	Class I 0.23% **	1,604,030	1.62%
(Cost $1,604,030)

Total Investment Securities		98,833,492	99.97%
	(Cost $94,406,707)

Other Assets in Excess of Liabilities		26,913	0.03%

Net Assets		$ 98,860,405	100.00%

* Non-Income Producing Securities.
** The Yield Rate shown represents the 7-day yield at April 30, 2016.

See accompanying notes to Schedules of Investments

NOTES TO FINANCIAL STATEMENTS

WALTHAUSEN FUNDS

 (Unaudited)

1. SECURITY TRANSACTIONS

For federal income tax purposes, at April 30, 2016 the cost of securities on a tax basis and the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) were as follows:

	Small Cap Value Fund	Select Value Fund
Cost of Investments	$490,157,696	$94,406,707
Gross Unrealized Appreciation	$101,356,378	$10,428,761
Gross Unrealized Depreciation	($49,351,346)	($6,001,976)
Net Unrealized Appreciation
(Depreciation) on Investments	$52,005,032	$4,426,785

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services - Investment Companies. All investments in securities are recorded at their estimated fair value, as described in Note 3.

FEDERAL INCOME TAXES

The Funds’ policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no federal income tax provision is required. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year-end accumulated income. In addition, it is the Funds’ policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Funds identify their major tax jurisdictions as U.S. Federal and New York State tax authorities; however the Funds are not aware of any tax positions for which they are reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, the Funds did not incur any interest or penalties.

SHARE VALUATION
The net asset value per share (the “NAV”) of the Funds is calculated daily by dividing the total value of the Funds’ assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share is equal to the net asset value per share, except that shares of the Funds are subject to a redemption fee of 2% if redeemed after holding them for 90 days or less.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Funds.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

OTHER
The Funds record security transactions based on the trade date for financial reporting purposes. Dividend income is recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds use the specific identification method in computing gain or loss on the sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds may hold investments in master limited partnerships (“MLPs”). It is common for distributions from MLPs to exceed taxable earnings and profits resulting in the excess portion of such dividends to be designated as return of capital. Annually, income or loss from MLPs is reclassified upon receipt of the MLPs K-1. For financial reporting purposes, management does not estimate the tax character of MLP distributions for which actual information has not been reported. The Funds may invest in real estate investment trusts (“REITs”) that pay distributions to their shareholders based on available funds from operations. It is common for these distributions to exceed the REITs taxable earnings and profits resulting in the excess portion of such distribution to be designated as return of capital. Distributions received from REITs are generally recorded as dividend income and, if necessary, are reclassified annually in accordance with tax information provided by the underlying REITs.

EXPENSES
Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or an appropriate basis. Class specific expenses are born by each specific class. Income, non-class specific expenses, and realized and unrealized gains/losses are allocated to the respective classes based on the basis of relative net assets.

3. SECURITIES VALUATIONS

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuating the assets or liabilities, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stocks and real estate investment trusts). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to review of the Board of Trustees (the “Trustees” or the “Board”) and are categorized in level 2 or level 3, when appropriate.

Money market funds. Shares of money market funds are valued at net asset value and are classified in level 1 of the fair value hierarchy.

Fixed income securities. Fixed income securities are valued by a pricing service when the fund’s adviser believes such prices are accurate and reflect the fair market value of such securities.  If the adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the fund’s adviser, subject to Board review.  Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, may be valued by using the amortized cost method of valuation. Generally, fixed income securities are categorized as level 2.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of April 30, 2016:

Small Cap Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$521,529,938	$1,500,000	$0	$523,029,938
Money Market Funds	19,132,790	0	0	19,132,790
Total	$540,662,728	$1,500,000	$0	$542,162,728

Select Value Fund:

Valuation Inputs of Assets	Level 1	Level 2	Level 3	Total
Common Stock	$94,786,626	$0	$0	$94,786,626
Real Estate Investment Trusts	2,442,836	0	0	2,442,836
Money Market Funds	1,604,030	0	0	1,604,030
Total	$98,833,492	$0	$0	$98,833,492

Refer to the Funds’ Schedules of Investments for a listing of securities by industry.  The Funds did not hold any Level 3 assets during the three month period ended April 30, 2016.  There were no transfers into or out of the levels during the period ended April 30, 2016.  It is the Funds’ policy to consider transfers into or out of the levels as of the end of the reporting period.

The Funds did not invest in any derivative instruments during the three month period ended April 30, 2016.

Item 2. Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WALTHAUSEN FUNDS

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:                 June 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/John B. Walthausen

       John B. Walthausen

       President

Date:                 June 21, 2016

By: /s/Stanley M. Westhoff Jr.

        Stanley M. Westhoff Jr.

        Chief Financial Officer

Date:                 June 21, 2016